Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended
	Sep. 30, 2022	Oct. 01, 2021	Dec. 31, 2021	Sep. 30, 2022	Oct. 01, 2021	Oct. 31, 2021
Income Tax Disclosure [Abstract]
Taxes calculated at the U.S. federal statutory rate			$ 2,500
Effect of tax rates on international operations			1,112
Withholding taxes			1,427
Income tax expense	$ 17,836	$ 17,441	$ 5,039	$ 63,629	$ 47,043	$ 47,000